FHLB Advances and Other Borrowings (Tables)	12 Months Ended
Sep. 30, 2018
Federal Home Loan Banks [Abstract]
Maturity dates of outstanding FHLB advances
The table below shows the maturity dates of outstanding FHLB advances.

	September 30, 2018	September 30, 2017
	(In thousands)
FHLB advances
Within 1 year	$1,680,000	$1,395,000
1 to 3 years	300,000	430,000
3 to 5 years	200,000	400,000
More than 5 years	150,000	—
	$2,330,000	$2,225,000

Weighted average cost and amount of advances
Financial information pertaining to the weighted-average cost and the amount of FHLB advances were as follows.

	2018	2017	2016
	(In thousands)
Weighted average interest rate, including cash flow hedges, at end of year	2.66%	2.80%	3.15%
Weighted daily average interest rate, including cash flow hedges, during the year	2.62%	3.00%	3.22%
Daily average of FHLB advances during the year	$2,384,795	$2,167,986	$1,992,434
Maximum amount of FHLB advances at any month end	$2,620,000	$2,350,000	$2,080,000
Interest expense during the year (including swap interest income and expense)	$62,452	$64,969	$64,059